Financial Instruments and Risk Management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial risk management [text block] [Abstract]
Impairment on cash and cash equivalents	€ 58,006,645	€ 458
Foreign exchange risk, description	At the year-end the Company has USD and EUR cash balance of approximately $55m and €8.9m respectively.